CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
OPERATING EXPENSES:
Research and development	$ 9,033	$ 13,893	$ 31,304	$ 180,916	$ 648,629	$ 657,662
Selling, general and administrative	425,558	395,129	1,792,769	2,021,555	6,292,817	6,718,375
Depreciation	988	1,120	4,480	4,480	11,157	12,145
Total operating expenses	435,579	410,142	1,828,553	2,206,951	6,952,603	7,388,182
Loss from operations	(435,579)	(410,142)	(1,828,553)	(2,206,951)	(6,952,603)	(7,388,182)
Other income (expense):
Interest expense	(305,934)	(255,800)	(1,355,537)	(545,451)	(2,083,917)	(2,389,851)
Loss on modification of debt	0	0	0	0	(88,849)	(88,849)
Loss on settlement of debt	0	0	0	(787,515)	(787,515)	(787,515)
Gain from change in fair value of derivative liabilities	41,408	(1,110,140)	782,556	174,719	1,046,516	1,087,924
Loss before provision for income taxes	(700,105)	(1,776,082)	(2,401,534)	(3,365,198)	(8,866,368)	(9,566,473)
Provision for income taxes (benefit)	0	0	0	0	0	0
NET LOSS	$ (700,105)	$ (1,776,082)	$ (2,401,534)	$ (3,365,198)	$ (8,866,368)	$ (9,566,473)
Net loss per common share, basic and diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	408,690,396	286,690,839	308,150,223	244,446,234